Debt and Credit Facilities - Notes (Details)		12 Months Ended
	Sep. 15, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 30, 2018 CAD ($)	Mar. 30, 2017 CAD ($)	Mar. 10, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities				$ 500,000,000
Long-term debt repayment		$ 0	$ 365,000,000
Authorised capital commitments, pre-registration		3,000,000,000		3,000,000,000
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate							3.60%
Borrowings							$ 750,000,000
6.20% Notes Due 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	6.20%
Long-term debt repayment	$ 365,000,000
Debt repayment, interest	$ 11,000,000
2017 Canadian Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration		$ 3,000,000,000				$ 3,000,000,000
2018 U.S Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration				$ 3,000,000,000	$ 3,000,000,000